Pensions	12 Months Ended
Dec. 31, 2021
Pensions [Abstract]
Pensions
Note 14 - Pensions

The Company is required to have an occupational pension scheme in accordance with Norwegian law on required occupational pensions (“lov om obligatorisk tjenestepensjon”) for the employees in DHT Management AS. The Company’s pension scheme satisfies the requirements of this law and comprises a defined benefit scheme. At the end of the year, there were 12 participants in the benefit plan.

Defined benefit pension

The Company established a defined benefit plan for qualifying employees in 2010. Under the plan, the employees, from age 67, are entitled to 70% of their base salary at retirement date. Parts of the pension are covered by payments from the National Insurance Scheme in Norway. The defined benefit plan is insured through an insurance company.

Liability for defined benefit pension

The Company makes contributions to the defined benefit plan and as of December 31, 2021, the net liability recorded was $662 thousand, compared to $612 thousand as of December 31, 2020 and $420 thousand as of December 31, 2019.

The Company expects to contribute $340 thousand to its defined benefit pension plan in 2022.